Consolidated Statements of Income and Comprehensive Income (Loss)		12 Months Ended
		Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
REVENUES, NET		$ 137,247,341	$ 17,633,567	$ 235,667,734	$ 174,202,627
COST OF REVENUES
COST OF REVENUES		(86,561,692)	(11,121,464)	(186,223,181)	(139,154,316)
Gross profit		50,685,649	6,512,103	49,444,553	35,048,311
EXPENSES
Selling and marketing		(6,568,144)	(843,877)	(4,392,521)	(3,132,277)
Depreciation		(1,735,470)	(222,974)	(685,245)	(33,091)
Amortization		(2,497,004)	(320,816)	(1,481,738)	(112,049)
Staff cost		(21,755,401)	(2,795,138)	(18,486,483)	(13,260,898)
Operating lease expenses		(6,720,152)	(863,407)	(3,146,322)	(2,507,182)
Operating lease expenses – related party		(720,000)	(92,506)	(720,000)	(720,000)
Professional fee		(3,615,272)	(464,491)	(2,840,139)	(2,204,622)
(Provision for) reversal of expected credit losses		2,143,178	275,356	(1,253,368)	(1,383,316)
Government rates		(2,138,370)	(274,738)	(1,272,186)	(453,748)
Office general expenses		(1,263,880)	(162,384)	(752,507)	(453,551)
Others		(4,010,155)	(515,224)	(2,842,620)	(1,741,052)
Total expenses		(48,880,670)	(6,280,199)	(37,873,129)	(26,001,786)
INCOME FROM OPERATION		1,804,979	231,904	11,571,424	9,046,525
OTHER INCOME (EXPENSES)
Interest income				31,954	92,951
Interest expense		(1,349,488)	(173,382)	(3,759,032)	(5,759,182)
Agency income – related party		1,475,466	189,568	1,170,664	2,662,034
Other income		42,447	5,454	134,230	326
Other expense		(195,094)	(25,066)		(302,784)
Total other expenses, net		(26,669)	(3,426)	(2,422,184)	(3,306,655)
Income before tax expenses		1,778,310	228,478	9,149,240	5,739,870
Income tax expenses		(1,446,631)	(185,863)	(1,085,909)	(1,325,137)
NET INCOME		331,679	42,615	8,063,331	4,414,733
Foreign currency translation adjustment		(558,746)	(71,789)	154,174	(1,125,947)
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (227,067)	$ (29,174)	$ 8,217,505	$ 3,288,786
Basic (in Shares)	[1]	4,064,018	4,064,018	3,920,743	3,600,018
Diluted (in Shares)	[1]	4,064,018	4,064,018	3,920,743	3,600,018
Earnings per share – basic (in Dollars per share and Dollars per share) | (per share)		$ 0.08	$ 0.01	$ 2.06	$ 1.23
Earnings per share – diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.08	$ 0.01	$ 2.06	$ 1.23
Related parties
COST OF REVENUES
COST OF REVENUES		$ (73,417,725)	$ (9,432,724)	$ (7,915,189)	$ (34,213,521)
External
COST OF REVENUES
COST OF REVENUES		$ (13,143,967)	$ (1,688,740)	$ (178,307,992)	$ (104,940,795)

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.